Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	1-32575
Entity Registrant Name	Royal Dutch Shell plc
Entity Address, Address Line One	Carel van Bylandtlaan 30
Entity Address, Postal Zip Code	2596 HR
Entity Address, City or Town	The Hague
Entity Address, Country	NL
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31